Accrued expenses and prepaid revenues (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Accrued expenses and prepaid revenues.
Interest expenses accrued	kr 2,542	kr 2,023
Other accrued expenses and prepaid revenues	41	40
Total	kr 2,583	kr 2,063